Document and Entity Information	Mar. 25, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001422142
Document Type	8-K/A
Document Period End Date	Mar. 25, 2025
Entity Registrant Name	WHITEHAWK THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38560
Entity Tax Identification Number	61-1547850
Entity Address, Address Line One	2 Headquarters Plaza East Building
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	Morristown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07960
City Area Code	(551)
Local Phone Number	321-2234
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	WHWK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On March 26, 2025, Whitehawk Therapeutics, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Report”) with the Securities and Exchange Commission to report the consummation of the sale of 100% of the outstanding shares of capital stock of Aadi Subsidiary, Inc. (the “Divestiture”) pursuant to the Stock Purchase Agreement entered into with KAKEN INVESTMENTS INC., a Delaware corporation, KAKEN PHARMACEUTICAL CO., LTD, and Aadi Subsidiary, Inc. on December 19, 2024.